Schedule of Share Purchase Warrants, Activity (Details)	6 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD
Share Purchase Warrants Schedule Of Share Purchase Warrants, Activity 1	$ 3,234,265
Share Purchase Warrants Schedule Of Share Purchase Warrants, Activity 2		0.50
Share Purchase Warrants Schedule Of Share Purchase Warrants, Activity 3	(1,723,658)
Share Purchase Warrants Schedule Of Share Purchase Warrants, Activity 4		0.50
Share Purchase Warrants Schedule Of Share Purchase Warrants, Activity 5	1,510,607
Share Purchase Warrants Schedule Of Share Purchase Warrants, Activity 6		0.50